Post-Retirement and Other Long-Term Employees Benefits (Tables)	12 Months Ended
Dec. 31, 2011
Post-Retirement and Other Long-Term Employees Benefits [Abstract]
Changes in benefit obligation and plan assets

	Pension Benefits		Other Long-Term Benefits
	December 31, 2011	December 31, 2010	December 31, 2011	December 31, 2010
Change in benefit obligation:
Benefit obligation at beginning of year	701	654	50	43
Service cost	34	25	8	8
Interest cost	33	26	3	2
Employee contributions	7	5	—	—
Benefits paid	(20)	(12)	(2)	(3)
Effect of settlement	(18)	(18)		—
Effect of curtailment	—	(2)	—	(1)
Actuarial (gain) loss	73	19	(5)	4
Transfer in	3	—	1	—
Transfer out	(3)	(2)	(1)	—
Plan amendment	—	12	—	—
Foreign currency translation adjustment	(16)	(6)	(2)	(3)
Benefit obligation at end of year	794	701	52	50

Change in plan assets:

Plan assets at fair value at beginning of year	372	339	—	—
Expected return on plan assets	20	18	—	—
Employer contributions	30	24	—	—
Employee contributions	7	5	—	—
Benefits paid	(8)	(4)	—	—
Effect of settlement	(16)	(18)	—	—
Actuarial gain (loss)	(25)	1	—	—
Transfer in	1	—	—	—
Transfer out	(1)	—	—	—
Foreign currency translation adjustments	(2)	7	—	—

Plan assets at fair value at end of year	378	372	—	—

Funded status	(416)	(329)	(52)	(50)

Net amount recognized in the balance sheet consisted of the following:

Non-current assets	1	4	—	—
Current liabilities	(16)	(18)	(3)	(3)
Long-term liabilities	(401)	(315)	(49)	(47)
Net amount recognized	(416)	(329)	(52)	(50)

Accumulated other comprehensive income (loss) before tax effects

	Actuarial (gains)/losses	Prior service cost	Total
Other comprehensive loss as at December 31, 2009	72	4	76
Net amount generated/arising in current year	21	12	33
Amortization	(9)	(5)	(14)
Foreign currency translation adjustment	2	—	2
Other comprehensive loss as at December 31, 2010	86	11	97
Net amount generated/arising in current year	98	—	98
Amortization	(6)	(1)	(7)
Foreign currency translation adjustment	(3)	—	(3)
Other comprehensive loss as at December 31, 2011	175	10	185

Components of the net periodic benefit cost

	Pension Benefits			Other Long-term Benefits
	Year ended December 31, 2011	Year ended December 31, 2010	Year ended December 31, 2009	Year ended December 31, 2011	Year ended December 31, 2010	Year ended December 31, 2009
Service cost	34	25	22	8	8	4
Interest cost	33	26	25	3	2	2
Expected return on plan assets	(20)	(18)	(16)	—	—	—
Amortization of actuarial net loss (gain)	6	4	6	(5)	3	(1)
Amortization of prior service cost	1	1	2	—	1	—
Effect of settlement	(1)	5	2		—	—
Effect of curtailment	—	(2)	(2)	—	(1)	—

Net periodic benefit cost	53	41	39	6	13	5

Weighted average assumptions used in the determination of the benefit obligation and the plan asset

Assumptions	December 31, 2011	December 31, 2010	December 31, 2009
Discount rate	4.14%	4.68%	5.11%
Salary increase rate	2.99%	3.13%	3.08%
Expected long-term rate of return on funds for the pension expense of the year	4.57%	4.99%	5.28%

Pension plan asset allocation

	Percentage of Plan Assets at December
Asset Category	2011	2010
Equity securities	31%	39%
Bonds securities remunerating interest	44%	32%
Real estate	7%	7%
Other	18%	22%
Total	100%	100%

Pension plan asset allocation including the fair-value measurements

	Total	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Cash and cash equivalents	10	10	—	—
Equity securities	118	72	46	—
Government debt securities	59	14	45	—
Corporate debt securities	105	64	41	—
Derivatives	20	16	4	—
Investment funds	33	1	30	2
Real estate	28	3	21	4
Other (mainly insurance assets — contracts and reserves)	5	1	—	4
TOTAL	378	181	187	10

Reconciliation for plan assets measured at fair value using unobservable inputs (Level 3)

For plan assets measured at fair value using significant unobservable inputs (Level 3), the reconciliation between January 1, 2011 and December 31, 2011 is presented as follows:

In millions of U.S. dollars	Fair Value Measurements using Significant Unobservable Inputs (Level 3)
January 1, 2011	12
Reclassification to Level 2	(2)

December 31, 2011	10

For plan assets measured at fair value using significant unobservable inputs (Level 3), the reconciliation between January 1, 2010 and December 31, 2010 is presented as follows:

In millions of U.S. dollars	Fair Value Measurements using Significant Unobservable Inputs (Level 3)
January 1, 2010	12
Actual return on plan assets mainly due to real estate	(2)
Reclassification from Level 2	2

December 31, 2010	12

Estimated future benefit payments

Years	Pension Benefits	Other Long-term Benefits
2012	30	3
2013	25	3
2014	34	10
2015	30	4
2016	33	4
From 2017 to 2021	206	31